DEBT	12 Months Ended
Dec. 31, 2014
DEBT
DEBT

16.DEBT

	Weighted Average
December 31,	Interest Rate	Maturity	2014	2013
(millions of Canadian dollars)
Liquids Pipelines
Debentures	8.2%	2024	200	200
Medium-term notes1	4.8%	2015-2043	2,986	2,985
Southern Lights project financing2,3	4.0%	2040	1,571	1,480
Commercial paper and credit facility draws			163	266
Other4			9	11
Gas Distribution
Debentures	9.9%	2024	85	85
Medium-term notes	4.7%	2016-2050	3,033	2,702
Commercial paper and credit facility draws			939	374
Sponsored Investments
Junior subordinated notes5	8.1%	2067	464	425
Medium-term notes	3.9%	2016-2044	2,405	1,615
Senior notes6	6.1%	2016-2040	4,815	4,201
Commercial paper and credit facility draws7			2,614	717
Corporate
United States dollar term notes8	3.5%	2015-2044	3,886	2,393
Medium-term notes	4.3%	2015-2064	6,048	4,518
Commercial paper and credit facility draws9			6,182	3,598
Gas Pipelines, Processing and Energy Services
Promissory Note10		2015	103	-
Other11			(35)	(28)
Total debt			35,468	25,542
Current maturities			(1,004)	(2,811)
Short-term borrowings12			(1,041)	(374)
Long-term debt			33,423	22,357

1	Included in medium-term notes is $100 million with a maturity date of 2112.
2	2014 - $348 million and US$1,054 million (2013 - $352 million and US$1,061 million).
3	On August 18, 2014, long-term private debt was issued with the proceeds utilized to repay the construction credit facilities on a dollar-for-dollar basis.
4	Primarily capital lease obligations.
5	2014 - US$400 million (2013 - US$400 million).
6	2014 - US$4,150 million (2013 - US$3,950 million).
7	2014 - $140 million and US$2,132 million (2013 - $41 million and US$635 million).
8	2014 - US$3,350 million (2013 - US$2,250 million).
9	2014 - $3,217 million and US$2,555 million (2013 - $2,476 million and US$1,055 million).
10	A non-interest bearing demand promissory note that was subsequently paid on January 9, 2015.
11	Primarily debt discount.
12	Weighted average interest rate - 1.4% (2013 - 1.1%).

For the years ending December 31, 2015 through 2019, debenture and term note maturities are $1,001 million, $1,834 million, $2,429 million, $1,075 million, $1,742 million, respectively, and $17,411 million thereafter. The Company’s debentures and term notes bear interest at fixed rates and interest obligations for the years ending December 31, 2015 through 2019 are $1,432 million, $1,404 million, $1,312 million, $1,170 million and $991 million, respectively. At December 31, 2014, all debt is unsecured and at December 31, 2013, all debt is unsecured except for the Southern Lights project financing which was collateralized by the Southern Lights project assets of approximately $2,680 million.

INTEREST EXPENSE

Year ended December 31,	2014	2013	2012
(millions of Canadian dollars)
Debentures and term notes	1,425	1,123	986
Commercial paper and credit facility draws	71	34	33
Southern Lights project financing	49	40	38
Capitalized	(416)	(250)	(216)
	1,129	947	841

CREDIT FACILITIES

The following table provides details of the Company’s committed credit facilities at December 31, 2014 and December 31, 2013.

		December 31, 2014			December 31, 2013
	Maturity Dates	Total Facilities	Draws1	Available	Total Facilities
(millions of Canadian dollars)
Liquids Pipelines	2016	300	163	137	300
Gas Distribution	2016-2019	1,008	943	65	707
Sponsored Investments	2016-2019	4,531	2,745	1,786	4,781
Corporate	2016-2019	12,772	6,223	6,549	11,775
Total committed credit facilities2		18,611	10,074	8,537	17,563

1	Includes facility draws, letters of credit and commercial paper issuances that are back-stopped by the credit facility.
2

On August 18, 2014, long-term private debt was issued for $352 million and US$1,061 million related to Southern Lights project financing. The proceeds were utilized to repay the construction credit facilities on a dollar-for-dollar basis. Excluded from December 31, 2014 total facilities above was Southern Lights project financing facilities of $28 million (2013 - $1,570 million). Included in the 2013 facilities for Southern Lights were $63 million for debt service reserve letters of credit.

In addition to the committed credit facilities noted above, the Company also has $361 million (2013 - $35 million) of uncommitted demand credit facilities, of which $80 million (2013 - $17 million) was unutilized as at December 31, 2014.

Credit facilities carry a weighted average standby fee of 0.2% per annum on the unused portion and draws bear interest at market rates. Certain credit facilities serve as a back-stop to the commercial paper programs and the Company has the option to extend the facilities, which are currently set to mature from 2016 to 2019.

Commercial paper and credit facility draws, net of short-term borrowings, of $8,960 million (2013 - $4,580 million) are supported by the availability of long-term committed credit facilities and therefore have been classified as long-term debt.

The Company’s credit facility agreements include standard events of default and covenant provisions whereby accelerated repayment may be required if the Company were to default on payment or violate certain covenants. As at December 31, 2014, the Company was in compliance with all debt covenants.